LEASES - Right-of-use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
LEASES
Balance, January 1, 2019	$ 20.8
Additions	28.5
Depreciation	(6.1)
Disposals	0.0
Balance, December 31, 2019	$ 43.2